SHARE CAPITAL	12 Months Ended
Mar. 31, 2024
Share Capital, Reserves, and Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
a)Authorized share capital
The authorized share capital of Cybin consists of an unlimited number of Common Shares and an unlimited number of preferred shares without par value. The board of directors of Cybin would determine the designation, rights, privileges, and conditions attached to any preferred shares prior to issuance.
b)Issued share capital
Common Shares
As at March 31, 2024, the Company has 15,807,443 Common Shares held in escrow (2023: nil).
During the year ended March 31, 2024, the Company completed the following share issuances:
On August 23, 2023, the Company established a new at-the-market equity program (the “2023 ATM Program” and together with the 2022 ATM Program (see below), the “ATM Programs”) that allows the Company to issue and sell up to US$35,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the 2023 ATM Program are made pursuant to the terms and conditions of an at-the-market equity distribution agreement (the “2023 Distribution Agreement”) dated August 23, 2023, among the Company, Cantor Fitzgerald Canada Corporation and Cantor Fitzgerald & Co. The 2023 ATM Program is to be effective until the earlier of the issuance and sale of all of the Common Shares issuable pursuant to the 2023 ATM Program and September 17, 2025, unless earlier terminated in accordance with the terms of the 2023 Distribution Agreement.
During the year ended March 31, 2024, the Company sold 34,140,507 Common Shares under the ATM Programs at an average price of $0.4549 (US$0.3374) per Common Share, for aggregate gross proceeds of $15,532 (US$11,518). Share issuance costs related to the ATM Programs for the year were $832.
On May 30, 2023, the Company entered into an agreement (the “LPC Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Subject to the terms and conditions of the LPC Agreement, the Company has the right to sell, and LPC is obligated to purchase, up to US$30,000 of Common Shares over a 36-month period at prices that are based on the market price at the time of each sale to LPC. Cybin, in its sole discretion, controls the timing and amount of all sales of Common Shares under the LPC Agreement. During the year ended March 31, 2024, the Company sold 1,925,000 Common Shares, at an average price of $0.3236 (US$0.2417) per Common Shares, for aggregate gross proceeds of $623 (US$465) pursuant to the LPC Agreement. Share issuance costs related to the LPC Agreement for the year ended March 31, 2024 were $476 (US$351).
Cybin has the right to terminate the LPC Agreement at any time at no cost or penalty. LPC has agreed not to engage in any short selling or hedging activity of any kind in the Common Shares. As consideration for LPC’s obligation to purchase Common Shares from the Company at its direction under the LPC Agreement, Cybin issued 2,538,844 Common Shares to LPC as a commitment fee on May 30, 2023. The LPC Agreement provides that Cybin may not issue or sell any Common Shares to LPC under the LPC Agreement which, when aggregated with all other Common Shares then beneficially owned by LPC and its affiliates (as calculated pursuant to Section 13(d) of the U.S. Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder), would result in LPC beneficially owning more than 9.99% of the outstanding Common Shares. On July 31, 2023, Cybin announced that it had suspended all sales under the LPC Agreement. On August 23, 2023, the Company filed a prospectus supplement to the base shelf prospectus dated August 17, 2023 to re-qualify sales of up to US$30,000 of the Company’s Common Shares pursuant to the LPC Agreement.
On August 4, 2023, the Company completed a public offering (the “August 2023 Offering”) of 24,264,706 units of the Company (the “August 2023 Units”) at a price of US$0.34 per August 2023 Unit for gross proceeds of $11,018(US$8,250) pursuant to a supplement to the Company’s short form base shelf prospectus dated July 5, 2021. Each August 2023 Unit is comprised of one Common Share and one Common Share purchase warrant (the “August 2023 Warrants”). Each August 2023 Warrant is exercisable to acquire one Common Share at a price of $0.53(US$0.40) for a period of 60 months from issuance, subject to acceleration in certain circumstances. In connection with the Offering, Cybin paid the underwriters a cash commission of $506(US$379) and incurred additional share issuance costs, being professional fees of $622(US$465).
On November 14, 2023, the Company completed a public offering (the “November 2023 Offering”) of 66,666,667 units of the Company (the “November 2023 Units”) at a price of US$0.45 per November 2023 Unit for gross proceeds of $41,107(US$30,000) pursuant to a supplement to the Company’s short form base shelf prospectus dated August 17, 2023. Each November 2023 Unit is comprised of one Common Share and one Common Share purchase warrant (the “November 2023 Warrants”). Each November 2023 Warrant is exercisable to acquire one Common Share at a price of$0.70 (US$0.51) between May 14, 2024 and May 14, 2029, subject to acceleration in certain circumstances. In connection with the November 2023 Offering, Cybin paid the underwriters a cash commission of $2,096(US$1,530) and incurred additional share issuance costs being professional fees of $339(US$247).
On March 19, 2024, the Company completed a private placement (the “March 2024 Offering”) of 348,837,210 Common Shares at a price of US$0.43 per Common Share for gross proceeds of $202,995(US$150,000). 15,807,443 Common Shares issued in the March 2024 Offering are subject to resale restrictions until the July 20, 2024. In connection with the March 2024 Offering, Cybin paid the agent cash commission of $11,726(US$8,665) and incurred additional share issuance costs being professional fees of $78(US$58).
During the year ended March 31, 2023, the Company completed the following share issuances:
On August 8, 2022, the Company established an at-the-market equity program (the “2022 ATM Program”) that allowed the Company to issue and sell up to US$35,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the 2022 ATM Program are made pursuant to the terms and conditions of an at-the-market equity distribution agreement dated August 8, 2022 among the Company, Cantor Fitzgerald Canada Corporation and Cantor Fitzgerald & Co. The 2022 ATM Program was effective until August 5, 2023. when it automatically terminated in accordance with the terms of the Distribution Agreement.
Up to March 31, 2023 the Company had sold 20,754,120 Common Shares under the 2022 ATM program at an average price of $0.6819 (US$0.5079) per Common Share, for aggregate gross proceeds of $14,152 (US$10,541). Share issuance costs for the year ended March 31, 2023 were $950.

Preferred Shares
As at March 31, 2024, the Company has nil preferred shares outstanding (March 31, 2023- nil).
Cybin US Class B Shares

Number of Class B Shares
Balance as at March 31, 2022	1,047,135.1
Issued on achievement of milestones	360,374.2
Converted into Common Shares	(876,967.2)
Balance as at March 31, 2023	530,542.1
Converted to Common Shares	(494,457.4)
Balance as at March 31, 2024	36,084.7
As at March 31, 2024, 36,084.7 Class B Shares were outstanding, and are exchangeable for a total of 360,847 Common Shares. These consolidated financial statements reflect issued Class B Shares on an as-converted basis.
During the year ended March 31, 2024 no additional Class B shares were issued. As of March 31, 2023 all Milestones were achieved and all eligible Class B shares were issued.

During the year ended March 31, 2023, the Company issued Class B Shares as follows:
On April 1, 2022, 22,428.3 Class B Shares were issued to Former Adelia Shareholders due to the achievement of the Milestone identified as Year 2 Q2 (iv), having an aggregate value of $229 at a price per Class B Share of $10.20. These Class B Shares are exchangeable for a total of 224,283 Common Shares, representing an effective issue price of $1.02 per Common Share. In consideration for the Milestone achieved, on June 22, 2022, an additional 456.5 Class B Shares having an aggregate value of $5 were issued to Former Adelia Shareholders.
On June 24, 2022, 266,933.1 Class B Shares were issued to Former Adelia Shareholders due to the achievement of certain Milestones identified as Y2, Q2 (i), (vi), Y2, Q3 (ii), Year 2 Q4 (i) and Year 3 Q1 (i), (ii), (iii), having an aggregate value of $2,034 at a price per Class B Share of $7.62. These Class B Shares are exchangeable for a total of 2,669,331 Common Shares, representing an effective issue price of $0.76 per Common Share.
On June 27, 2022, 37,366.2 Class B Shares were issued to Former Adelia Shareholders due to the achievement of the Milestone identified as Y2, Q3 (i), having an aggregate value of $280 at a price per Class B Share of $7.50. These Class B Shares are exchangeable for a total of 373,662 Common Shares, representing an effective issue price of $0.75 per Common Share.
On August 31, 2022, 33,190.1 Class B Shares were issued to Former Adelia Shareholders due to the achievement of the Milestone identified as Y2, Q4 (ii), having an aggregate value of $468 at a price per Class B Share of $14.10. These Class B Shares are exchangeable for a total of 331,901 Common Shares, representing an effective issue price of $1.41 per Common Share.
With the fulfillment of all of the remaining milestones during the year ended March 31, 2023, it is not anticipated that any additional Class B Shares will be issued.
c)Warrants

The continuity of the outstanding warrants for the years ended March 31, 2024 and March 31, 2023, are as follows:

	Number of Warrants	Weighted average exercise price
		$
Common Share Purchase Warrants
As at March 31, 2022	25,548,836	1.22
Exercised	(1,164,638)	0.31
Expired	(1,153,713)	0.75
As at March 31, 2023	23,230,485	1.29
Issued	90,931,373	0.67
Exercised	(101,000)	0.53
Expired	(7,805,360)	3.47
Outstanding as at March 31, 2024	106,255,498	0.60
Exercisable as at March 31, 2024	39,588,831	0.44

Unit Purchase Warrants(1)
As at March 31, 2022	868,740	2.25
Exercised	—	—
As at March 31, 2023	868,740	2.25
Expired	(868,740)	2.25
Outstanding as at March 31, 2024	—	—
Exercisable as at March 31, 2024	—	—
(1) Each unit consisted of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.
During the year ended March 31, 2024, the Company had the following movement in warrants:
During the year ended March 31, 2024, 101,000 Common Share purchase warrants (March 31, 2023 - 1,164,638) were exercised by various holders for aggregate proceeds to the Company of $56 (March 31, 2023 - $362).
During the year ended March 31, 2024, 7,805,360 warrants with a weighted average exercise price of $3.47 expired.
During the year ended March 31, 2024, the Company completed the following warrant issuances:

On August 4, 2023, Cybin issued 24,264,706 “August 2023 Warrants” in connection with the August 2023 Offering. Each August 2023 Warrant is exercisable to acquire one Common Share at a price of US$0.40 per Common Share until August 4, 2028, subject to acceleration in certain circumstances.
The Company estimated the aggregate fair value of the August 2023 Warrants using the Black-Scholes option pricing model to be $4,600(US$3,442) with the following assumptions:
Risk-free interest rate                  3.87%
Expected annual volatility rate based on comparable companies                      95.0%
Expected life (in years)                                      5
Expected divided yield                                      0.00%
Share price                                         US$0.34
Exercise price                                     US$0.40
On November 14, 2023, Cybin issued 66,666,667 “November 2023 Warrants” in connection with the November 2023 Offering. Each November 2023 Warrant is exercisable from May 14, 2024 to May 14, 2029 to acquire one Common Share at a price of US$0.51, subject to acceleration in certain circumstances.
The Company estimated the aggregate fair value of the November 2023 Warrants using the Black-Scholes option pricing model to be $17,842(US$12,299) with the following assumptions:
Risk-free interest rate                  3.76%
Expected annual volatility rate based on comparable companies                      95.0%
Expected life (in years)                                      5.5
Expected divided yield                                      0.00%
Share price                                         US$0.46
Exercise price                                     US$0.51
The following summarizes information about Common Shares purchase warrants outstanding at March 31, 2024:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated grant date fair value	Weighted average remaining contractual life
				$$000’s	Years
June 15, 2025	12,800,000	12,800,000	0.25	2,319	2.21
August 20, 2025	1,475,125	1,475,125	0.64	680	2.39
November 15, 2025	1,150,000	1,150,000	0.25	220	2.63
August 4, 2028(1)	24,163,706	24,163,706	US$0.40	4,578	4.34
May 14, 2029(2)	66,666,667	—	US$0.51	17,842	5.12
	106,255,498	39,588,831	0.44	25,639	4.38
1) On August 4, 2023, the August 2023 Warrants were issued at US$0.40 which was equivalent to $0.53.
(2) On November 14, 2023, the November 2023 Warrants were issued at US$0.51 which was equivalent to $0.70.
As at March 31, 2024, the Company has no Common Share purchase warrants held in escrow (2023 - nil).
The Company recognized share-based payments compensation related to the issuance of Common Share purchase warrants for the year ended March 31, 2024 of $0 (2023 - $6).
d)Stock options
On November 5, 2020, Cybin adopted an equity incentive plan. Under the plan, the board of directors may grant share-based awards to acquire such number of Common Shares as is equal to up to 20% of the total number of issued and outstanding Common Shares at the time such awards are granted. Options granted under the plan vest over a period of time at the discretion of the board of directors. On August 16, 2021, the board of directors and the shareholders approved an amendment to the equity incentive plan to modify certain provisions for awards granted to residents of the United States, to increase the fixed number of Incentive Stock Options (as defined in the plan) and certain other housekeeping amendments.
The changes in options for the years ended March 31, 2024 and 2023 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2022	28,885,002	1.45
Granted	2,475,000	0.91
Forfeited/Expired	(1,790,202)	2.20
As at March 31, 2023	29,569,800	1.36
Granted	38,445,000	0.69
Forfeited/Expired	(1,813,800)	1.16
Outstanding as at March 31, 2024	66,201,000	0.93
Exercisable as at March 31, 2024	56,449,750	0.98
During the year ended March 31, 2024, the Company completed the following option issuances:

On June 29, 2023, the Company granted options to purchase up to 11,615,000 Common Shares, of which 3,991,000 were granted to employees, 3,763,000 were granted to officers of the Company, 3,076,000 were granted to consultants, and 785,000 were granted to directors of the Company. The granted options have an exercise price of $0.44 per Common Share and expire on June 30, 2028. The granted options have different vesting schedules; 1,500,000 options vested immediately, 700,000 options vest over three months, 100,000 options vest over one year, and 9,315,000 options vest over two years. The aggregate estimated grant date fair value was determined to be $4,080, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.47
Exercise price	$0.44

On September 26, 2023, the Company granted options to purchase up to 1,210,000 Common Shares, of which 135,000 were granted to an employee and, 1,075,000 were granted to consultants. The granted options have an exercise price of $0.79 per Common Share, and 975,000 options expire on September 26, 2026 and the remaining 235,000 options expire on September 26, 2028. The granted options have different vesting schedules. 375,000 options vest over three months, 200,000 options vest over six months, 400,000 options vest over one year, 100,000 options vest over fifteen months, and 135,000 options vest over 18 months.

The aggregate estimated grant date fair value was determined to be $577, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on September 26, 2026.

Risk-free interest rate	4.68%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$0.79
Exercise price	$0.79

Options expiring on September 26, 2028.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.79
Exercise price	$0.79

On November 16, 2023, the Company granted options to purchase up to 25,600,000 Common Shares, of which 22,200,000 were granted to officers, 1,600,000 were granted to directors, 1,300,000 were granted to employees and 500,000 were granted to a consultant. The granted options have an exercise price of $0.715 per Common Share, 500,000 options expire on November 16, 2026 and the remaining 25,100,000 options expire on November 16, 2028. The granted options have different vesting schedules. 18,850,000 options vest immediately and 6,750,000 options vest over two years.
The aggregate estimated grant date fair value was determined to be $10,907, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on November 16, 2026.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$0.60
Exercise price	$0.72

Options expiring on November 16, 2028.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.60
Exercise price	$0.72

On March 20, 2024, the Company granted options to purchase up to 20,000 Common Shares to an employee with an exercise price of $0.56 per Common Share which expire on March 20, 2029 and vest over two years.
The aggregate estimated grant date fair value was determined to be $8, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.52%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.56
Exercise price	$0.56
During the year ended March 31, 2024, the Company amended the expiry dates of certain options with former employees and consultants of the Company.

During the year ended March 31, 2023, the Company completed the following option issuances:

On June 30, 2022, the Company granted options to purchase up to: 65,000 Common Shares to employees, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on June 30,
2027. The aggregate estimated grant date fair value was determined to be $32, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.10%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$1.00

On June 30, 2022, the Company granted options to purchase up to 500,000 Common Shares to consultants, with an exercise price of $0.90 per Common Share. The options vested immediately and expire on June 30, 2025. The estimated grant date fair value was determined to be $183, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.14%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$0.90
On August 15, 2022, the Company granted options to purchase up to 800,000 Common Shares to consultants, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on August 15, 2025. The estimated grant date fair value was determined to be $429, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.11%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
On August 15, 2022, the Company granted options to purchase up to 20,000 Common Shares to an employee, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on August 15, 2027. The estimated grant date fair value was determined to be $14, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.88%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
On September 30, 2022, the Company granted options to purchase up to 270,000 Common Shares to consultants, with an exercise price of $0.75 per Common Share and vesting over two years. The options expire on September 30, 2025. The estimated grant date fair value was determined to be $102, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.72%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$0.75
On September 30, 2022, the Company granted options to purchase up to 245,000 Common Shares to employees, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on September 30, 2027. The estimated grant date fair value was determined to be $98, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.32%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$1.00
On November 16, 2022, the Company granted options to purchase up to 200,000 Common Shares to a consultant with an exercise price of $0.91 per Common Share. The options vested immediately and expire on November 15, 2025. The estimated grant date fair value was determined to be $53, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.91
On November 16, 2022, the Company granted options to purchase up to 375,000 Common Shares to consultants with an exercise price of $0.75 per Common Share. The options vested immediately and expire on November 15, 2025. The estimated grant date fair value was determined to be $110, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.75

The following summarizes information about stock options outstanding on March 31, 2024:

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
Expiry date	$			Years	$000’s
June 15, 2025	0.25	2,350,000	2,350,000	1.21	420
June 30, 2025	0.90	500,000	500,000	1.25	183
August 14, 2025	1.00	737,500	737,500	1.37	429
September 30, 2025	0.75	270,000	260,625	1.50	97
October 12, 2025	0.75	3,000,000	3,000,000	1.53	1,607
November 4, 2025	0.75	5,700,000	5,700,000	1.60	3,057
November 13, 2025	0.88	500,000	500,000	1.62	315
November 15, 2025	0.75	375,000	375,000	1.63	110
November 15, 2025	0.91	200,000	200,000	1.63	53
December 11, 2025	1.48	700,000	700,000	1.70	741
December 14, 2025	1.74	1,589,100	1,589,100	1.71	1,971
December 28, 2025	1.89	760,000	760,000	1.74	1,027
January 2, 2026	1.89	225,000	225,000	1.76	304
February 15, 2026	2.03	150,000	150,000	1.88	218
February 16, 2026	2.03	150,000	150,000	1.88	218
March 10, 2026	1.39	1,186,300	1,186,300	1.94	1,185
March 15, 2026	1.55	300,000	300,000	1.95	360
March 28, 2026	1.36	1,575,000	1,575,000	1.99	1,540
March 29, 2026	1.32	37,500	37,500	1.99	36
March 31, 2026	1.35	250,000	250,000	2.00	243
June 28, 2026	2.90	3,160,000	3,160,000	2.24	6,589
August 16, 2026	2.48	215,000	215,000	2.38	383
August 18, 2026	2.48	300,000	300,000	2.38	519
September 26, 2026	0.79	975,000	975,000	2.49	439

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
September 27, 2026	2.87	195,000	195,000	2.49	403
September 27, 2026	3.15	545,000	545,000	2.49	1,105
November 16, 2026	0.72	500,000	125,000	2.63	81
December 31, 2026	1.50	1,250,000	1,250,000	2.75	1,352
December 31, 2026	3.15	20,000	20,000	2.75	18
March 4, 2027	1.13	1,075,600	1,075,600	2.92	878
March 4, 2027	3.15	40,000	40,000	2.92	25
March 8, 2027	1.02	400,000	400,000	2.93	295
June 30, 2027	1.00	65,000	65,000	3.25	32
August 14, 2027	1.00	20,000	20,000	3.37	14
September 30, 2027	1.00	220,000	190,625	3.50	95
June 30, 2028	0.44	11,310,000	6,805,000	4.25	3,297
September 26, 2028	0.79	235,000	105,000	4.49	98
November 16, 2028	0.72	25,100,000	20,412,500	4.63	9,438
March 20, 2029	0.56	20,000	5,000	4.97	2
		66,201,000	56,449,750	2.40	39,177
As at March 31, 2024, the Company has no options held in escrow (2023 - nil).
The Company recognized share-based payments expense related to the issuance of stock options for the year ended March 31, 2024 of $13,886 (2023 - $4,680).
The outstanding options and warrants disclosed above were anti-dilutive for the year ended March 31, 2024 and did not impact the calculation of the loss per share.